Material accounting policies - Reclassification - Loss earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
Profit / (Loss) from continuing operations for the year attributable to equity holders of the Parent Company	$ 1,314,256	$ (11,065,062)	$ 13,132,766
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	$ (1,534)	$ 795,369	$ (10,076,290)
Weighted average number of ordinary shares outstanding during the year for basic EPS	10,666,740	8,656,553	6,785,700
weighted average number of ordinary shares adjusted for the effect of dilution	10,780,520	8,656,553	11,026,477
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ 0.12	$ (1.28)	$ 1.94
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	0.12	(1.28)	1.19
Profit / (Loss) per share attributable to equity holders of the Parent Company - basic	0.12	(1.19)	0.45
Loss per share attributable to equity holders of the Parent Company - Diluted	$ 0.12	$ (1.19)	$ 0.28